3. Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (5,380,270)	$ (1,337,347)
Net cash used in operating activities	(2,052,264)	(565,846)
Working Capital	(2,889,031)
Accumulated deficit	(9,197,248)	(3,816,978)
Stockholders' deficit	$ (1,533,336)	$ (211,367)	$ 148,738